UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April, 30 2011


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series Two
April 30, 2011
(unaudited)

                                             			Market
Common Stocks 78.35%				Shares          Value


Intergrated Petroleum	8.63%

Sasol Ltd ADR                            	950 	      $ 54,929
Chevron Corp *					500 		54,720
Petrole Brasileiro				1,000 		37,330
						-----------------------
                                                                146,979

Retail (Special Lines)	3.79%

Tiffany & Co					930 		64,579
						-----------------------
                                                                64,579

Petroleum (Producing)	3.76%

Apache Corp.					480 		64,018
						-----------------------
								64,018

Diversified Electronics	3.69%

Corning Inc *					3,000 		62,820
						-----------------------
								62,820

Hotel/Gaming	3.52%

Penn Natl Gaming *				1,500 		60,015
						-----------------------
								60,015

Internet Information	3.51%

Google Inc *					110 		59,851
						-----------------------
								59,851

Drug	3.44%

Novo Nordisk *					460 		58,599
						-----------------------
								58,599

Houshold Product   3.39%

Church & Dwight Co. Inc. *			700 		57,736
						-----------------------
								57,736

Telecom Equipment   3.34%

Qualcomm Inc. *					1,000 		56,840
						-----------------------
								56,840

Retail/Wholesale Food	3.31%

Whole Foods Mkt Inc.				900 		56,484
						-----------------------
								56,484

Chemical (Basic)   3.31%

Potash Corp.					1,000 		56,380
						-----------------------
								56,380

Chemical (specialty)	3.25%

New Market Corp. *				300 		55,296
						-----------------------
								55,296

Telecom Utility	3.16%

Telefonica SA ADR *				2,000 		53,920
						-----------------------
								53,920

Restaurant   3.15%

Yum! Brands Inc.				1,000		53,640
						-----------------------
								53,640

Agricultural Chemicals	3.08%

Mosaic Co					700 		52,402
						-----------------------
								52,402

Diversified Machniery	2.85%

3M Com *					500 		48,605
						-----------------------
								48,605

Independent Oil & Gas	2.76%

Canadian Natural Resources			1,000 		46,960
						-----------------------
								46,960

Steel	2.75%

Cliffs Natural Resources *			500 		46,860
						-----------------------
								46,860

Bank	2.59%

M & T Bank Corp. *				500 		44,185
						-----------------------
								44,185

Bank (Canadian)	2.54%

Toronto Dominion Bank				500 		43,315
						-----------------------
								43,315

Silver	2.38%

Silver Whealton Corp				1,000 		40,620
						-----------------------
								40,620

Biotechnology	2.28%

Gilead Sciences Inc. *				1,000 		38,840
						-----------------------
								38,840

Steel & Iron	1.96%

Vale Sa ADR 					1,000 		33,400
						-----------------------
								33,400

Beverage	1.91%

Diageo Plc ADR					400 		32,548
						-----------------------
								32,548



		                                -------------------------
Total Value Common Stocks (Cost $ 1,309,618)	78.35%		1,334,892


Cash and Receivable, less liabilities		21.65%	 	368,941
		                                -------------------------
Total Net Assets				100.00%		1,703,833
                                                =========================

* Non-income producing security during last 2.25 months

Gross Unrealized appreciation on investment securities		42,105

Gross Unrealized depreciation on Investment securities	       (16,831)
		                                -------------------------
Net  Unrealized appreciation on Investment securities		25,274

Cost of investment securities for federal income tax purposes	1,309,618

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 20, 2011

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	May 20, 2011